Financial Assets at Fair Value Through Profit or Loss (Details) - Schedule of Gains (Losses) were Recognised in Profit or Loss - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Gains/(Losses) were Recognised in Profit or Loss [Abstract]
Fair value gains (losses) on equity investments at FVPL recognized in other gains (losses)	€ 9,436